united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH  45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 06/30/2021

Item 1. Reports to Stockholders.

Institutional Short Duration
Government Bond Fund

TWSGX

Semi-Annual Report
June 30, 2021

Advised by:
TransWestern Capital Advisors, LLC
155 S. Madison St., Suite 210
Denver, CO 80209
(303) 864-1213

Subadvised by:
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

Tel. (855) 881-2380
www.TransWesternFunds.com

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO REVIEW
June 30, 2021 (Unaudited)

The Fund’s performance figures* for the periods ended June 30, 2021, compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Month	One Year	Five Year	Ten Year	Since Inception **
TransWestern Institutional Short Duration Government Bond Fund	(0.26)%	0.08%	1.47%	1.53%	1.56%
Bloomberg Barclays Capital Mortgage Backed Securities Index ***	(0.77)%	(0.42)%	2.27%	2.64%	2.80%
Bloomberg Barclays Capital Short Treasury Index ****	0.04%	0.11%	1.26%	0.72%	0.70%
Blended Benchmark Index *****	(0.36)%	(0.15)%	1.77%	1.68%	1.75%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund may assess a redemption fee of 0.25% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. Per the fee table in the Fund’s April 30, 2021 prospectus, the total annual operating expenses are 0.69% before fee waivers. For performance information current to the most recent month-end, please call 1-855-881-2380.

**	Inception date is January 3, 2011.

***	The Bloomberg Barclays Capital Mortgage Backed Securities Index is an unmanaged market capitalization index which measures the performance of investment grade fixed-rate mortgage-backed pass through securities of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). Investors may not invest in the Index directly. Unlike the Fund’s returns, however, they do not reflect any fees or expenses.

****	The Bloomberg Barclays Capital Short Treasury Index measures the performance of United States Treasury Securities with a remaining maturity between 1 to 12 months. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index. Unlike the Fund’s returns, however, they do not reflect any fees or expenses.

*****	The Blended Benchmark Index represents a blend of 50% Barclays Capital Short Treasury Index and 50% Barclays Capital Mortgage Backed Securities Index. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index.

Portfolio Composition as of June 30, 2021 (Unaudited)

Holdings By Investment Type	% of Net Assets
U.S. Government Agencies	64.0%
U.S. Treasury Notes	27.4%
Short-Term Investments and Other Assets less Liabilities	8.6%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.0%
	FEDERAL HOME LOAN MORTGAGE CORP. — 35.2%(a)
74,568	Freddie Mac Gold Pool G08448		5.0000	05/01/41	$83,807
563,717	Freddie Mac Gold Pool Q18571		3.5000	05/01/43	606,912
587,627	Freddie Mac Gold Pool Q20545		3.5000	07/01/43	637,396
157,255	Freddie Mac Gold Pool U92432		4.0000	02/01/44	173,436
208,925	Freddie Mac Multifamily Structured Pass Through Series KF06 A(b),(c)	US0001M + 0.330%	0.4160	11/25/21	208,970
76,544	Freddie Mac Multifamily Structured Pass Through Series KF14 A(b),(c)	US0001M + 0.650%	0.7360	01/25/23	76,651
1,000,000	Freddie Mac Multifamily Structured Pass Through Series K029 A2		3.3200	02/25/23	1,043,505
127,235	Freddie Mac Multifamily Structured Pass Through Series K725 A1		2.6660	05/25/23	128,993
446,239	Freddie Mac Multifamily Structured Pass Through Series KF22 A(b),(c)	US0001M + 0.500%	0.5860	07/25/23	446,993
1,229,872	Freddie Mac Multifamily Structured Pass Through(b),(c)	SOFR30A + 0.200%	0.2190	08/25/24	1,229,872
173,256	Freddie Mac Multifamily Structured Pass Through Series KJ28 A1 Class A-1		1.7660	02/25/25	177,801
2,600,723	Freddie Mac Multifamily Structured Pass Through Series KJ20 A2		3.7990	12/25/25	2,839,629
2,318,164	Freddie Mac Multifamily Structured Pass Through Series KF60 A(b),(c)	US0001M + 0.490%	0.5760	02/25/26	2,330,349
1,890,000	Freddie Mac Multifamily Structured Pass Through Series KJ21 A2		3.7000	09/25/26	2,089,058
2,247,720	Freddie Mac Multifamily Structured Pass Through Series KF72 A(b),(c)	US0001M + 0.500%	0.5860	11/25/26	2,266,054
5,319,694	Freddie Mac Multifamily Structured Pass Through Series KF74 AS(b),(c)	MSOFR1MC + 0.530%	0.5400	01/25/27	5,360,769
2,607,679	Freddie Mac Multifamily Structured Pass Through Series KF77 AL(b),(c)	US0001M + 0.700%	0.7860	02/25/27	2,637,554
3,425,616	Freddie Mac Multifamily Structured Pass Through Series KF77 AS(b),(c)	SOFR30A + 0.900%	0.9100	02/25/27	3,459,763
896,997	Freddie Mac Multifamily Structured Pass Through Series KF81 AS(b),(c)	SOFR30A + 0.400%	0.4100	06/25/27	901,109
1,197,587	Freddie Mac Multifamily Structured Pass Through Series KF81 AL(b),(c)	US0001M + 0.360%	0.4460	06/25/27	1,206,599
5,014,541	Freddie Mac Multifamily Structured Pass Through Series KF86 AS(b),(c)	SOFR30A + 0.320%	0.3300	08/25/27	5,031,734
5,606,167	Freddie Mac Multifamily Structured Pass Through Series KF86 AL(b),(c)	US0001M + 0.290%	0.3760	08/25/27	5,621,459
619,745	Freddie Mac Multifamily Structured Pass Through Series KF93 AS(b),(c)	SOFR30A + 0.310%	0.3200	10/25/27	622,320
514,788	Freddie Mac Multifamily Structured Pass Through Series KF93 AL(b),(c)	US0001M + 0.280%	0.3660	10/25/27	516,245
7,274,623	Freddie Mac Multifamily Structured Pass Through Series K-F100 AS(b),(c)	SOFR30A + 0.180%	0.1900	01/25/28	7,267,933
7,200,000	Freddie Mac Multifamily Structured Pass Through(b),(c)	SOFR30A + 0.250%	0.2680	03/25/28	7,214,914
4,485,000	Freddie Mac Multifamily Structured Pass Through Series KS12 A(b),(c)	US0001M + 0.650%	0.7360	08/25/29	4,501,909
5,076,282	Freddie Mac Multifamily Structured Pass Through Series KF75 AL(b),(c)	US0001M + 0.510%	0.5960	12/25/29	5,090,134
6,075,000	Freddie Mac Multifamily Structured Pass Through Series KF78 AL(b),(c)	US0001M + 0.800%	0.8860	03/25/30	6,157,886
6,075,000	Freddie Mac Multifamily Structured Pass Through Series KF78 AS(b),(c)	SOFR30A + 1.000%	1.0100	03/25/30	6,162,371
2,360,000	Freddie Mac Multifamily Structured Pass Through Series KS14 AS(b),(c)	SOFR30A + 0.370%	0.3800	04/25/30	2,371,448
2,145,000	Freddie Mac Multifamily Structured Pass Through Series KS14 AL(b)	US0001M + 0.340%	0.4260	04/25/30	2,154,272

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.0% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 35.2%(a) (Continued)
1,600,321	Freddie Mac Multifamily Structured Pass Through Series KF79 AL(b),(c)	US0001M + 0.470%	0.5560	05/25/30	$1,617,537
1,478,716	Freddie Mac Multifamily Structured Pass Through Series KF79 AS(b),(c)	SOFR30A + 0.580%	0.5900	05/25/30	1,491,740
987,055	Freddie Mac Multifamily Structured Pass Through Series KF82 AS(b),(c)	SOFR30A + 0.420%	0.4300	06/25/30	994,949
1,480,583	Freddie Mac Multifamily Structured Pass Through Series KF82 AL(b),(c)	US0001M + 0.370%	0.4560	06/25/30	1,488,114
1,754,479	Freddie Mac Multifamily Structured Pass Through Series KF80 AS(b),(c)	SOFR30A + 0.510%	0.5200	06/25/30	1,768,717
3,126,697	Freddie Mac Multifamily Structured Pass Through Series KF80 AL(b),(c)	US0001M + 0.440%	0.5260	06/25/30	3,148,225
2,202,276	Freddie Mac Multifamily Structured Pass Through Series KF84 AS(b),(c)	SOFR30A + 0.320%	0.3300	07/25/30	2,211,911
2,613,490	Freddie Mac Multifamily Structured Pass Through Series KF84 AL(b),(c)	US0001M + 0.300%	0.3860	07/25/30	2,624,840
10,569,228	Freddie Mac Multifamily Structured Pass Through Series KF85 AS(b),(c)	SOFR30A + 0.330%	0.3400	08/25/30	10,668,381
3,962,863	Freddie Mac Multifamily Structured Pass Through Series KF85 AL(b),(c)	US0001M + 0.300%	0.3860	08/25/30	3,978,938
2,815,000	Freddie Mac Multifamily Structured Pass Through Series KF97 AS(b),(c)	SOFR30A + 0.250%	0.2600	12/25/30	2,819,667
799,902	Freddie Mac Multifamily Structured Pass Through Series Q008 A(b),(c)	US0001M + 0.390%	0.4760	10/25/45	802,797
5,713	Freddie Mac Non Gold Pool 845830(b)	US0006M + 1.665%	1.9140	07/01/24	5,757
97,767	Freddie Mac Non Gold Pool 847103(b)	H15T1Y + 2.303%	2.4280	01/01/33	98,459
771,974	Freddie Mac Non Gold Pool 780722(b)	H15T1Y + 2.220%	2.5650	08/01/33	819,937
93,833	Freddie Mac Non Gold Pool 972132(b)	H15T1Y + 2.225%	2.3500	11/01/33	100,061
155,943	Freddie Mac Non Gold Pool 1B2025(b)	US0012M + 1.862%	2.2740	06/01/34	165,419
104,717	Freddie Mac Non Gold Pool 1B2721(b)	US0012M + 1.727%	2.1020	01/01/35	109,473
130,714	Freddie Mac Non Gold Pool 783000(b)	H15T1Y + 2.280%	2.4050	01/01/35	131,261
128,861	Freddie Mac Non Gold Pool 783028(b)	H15T1Y + 2.250%	2.3750	02/01/35	137,793
82,444	Freddie Mac Non Gold Pool 1Q0160(b)	US0012M + 1.764%	2.3730	09/01/35	86,114
159,378	Freddie Mac Non Gold Pool 848575(b)	H15T1Y + 2.255%	2.3950	02/01/36	169,838
129,143	Freddie Mac Non Gold Pool 848685(b)	H15T1Y + 2.285%	2.4100	02/01/36	136,583
108,194	Freddie Mac Non Gold Pool 1Q0092(b)	H15T1Y + 2.245%	2.3740	03/01/36	115,881
62,804	Freddie Mac Non Gold Pool 1H2695(b)	H15T1Y + 2.165%	2.2900	04/01/36	62,918
260,369	Freddie Mac Non Gold Pool 1L1358(b)	H15T1Y + 2.500%	2.6670	05/01/36	279,146
168,454	Freddie Mac Non Gold Pool 1J1382(b)	US0012M + 1.640%	2.0150	11/01/36	170,351
538,186	Freddie Mac Non Gold Pool 848690(b)	H15T1Y + 2.249%	2.4660	03/01/37	573,934
18,864	Freddie Mac Non Gold Pool 1J1540(b)	US0012M + 2.180%	2.5550	03/01/37	18,999
100,459	Freddie Mac Non Gold Pool 1Q1104(b)	US0012M + 1.732%	2.1060	04/01/37	104,960
54,248	Freddie Mac Non Gold Pool 1Q1097(b)	US0012M + 1.899%	2.2740	04/01/37	54,696
45,724	Freddie Mac Non Gold Pool 972257(b)	US0012M + 1.785%	2.0350	05/01/37	46,010
38,951	Freddie Mac Non Gold Pool 1Q1131(b)	US0006M + 1.712%	1.9610	06/01/37	38,994
30,926	Freddie Mac Non Gold Pool 848565(b)	US0012M + 1.742%	2.2460	12/01/37	31,160

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.0% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 35.2%(a) (Continued)
812,860	Freddie Mac Non Gold Pool 1Q1380(b)	US0012M + 1.907%	2.2660	03/01/38	$849,987
73,995	Freddie Mac Non Gold Pool 1Q1446(b)	H15T1Y + 1.940%	2.0650	09/01/38	74,374
65,733	Freddie Mac Non Gold Pool 848568(b)	H15T1Y + 2.209%	2.3670	09/01/38	66,119
1,233,467	Freddie Mac Non Gold Pool 848949(b)	H15T1Y + 2.247%	2.5210	09/01/38	1,314,989
45,697	Freddie Mac Non Gold Pool 1Q0647(b)	US0012M + 1.831%	2.1860	11/01/38	46,434
86,471	Freddie Mac Non Gold Pool 1Q1302(b)	US0012M + 1.663%	2.2850	11/01/38	87,186
438,626	Freddie Mac Non Gold Pool 849046(b)	US0012M + 1.895%	2.1470	09/01/41	465,292
118,766	Freddie Mac Non Gold Pool 2B7388(b)	US0012M + 1.842%	2.3550	01/01/46	123,733
758,653	Freddie Mac Pool SB8031		2.5000	02/01/35	792,654
58,256	Freddie Mac REMICS Series 1628 LZ(c)		6.5000	12/15/23	60,940
264,704	Freddie Mac REMICS Series 2903 Z(c)		5.0000	12/15/24	284,741
37,461	Freddie Mac REMICS Series 3104 DH(c)		5.0000	01/15/26	39,555
67,183	Freddie Mac REMICS Series 2102 PE(c)		6.5000	12/15/28	76,173
45,642	Freddie Mac REMICS Series 2131 ZB(c)		6.0000	03/15/29	50,375
19,357	Freddie Mac REMICS Series 2412 OF(b),(c)	US0001M + 0.950%	1.0230	12/15/31	19,612
10,737	Freddie Mac REMICS Series 2450 FW(b),(c)	US0001M + 0.500%	0.5730	03/15/32	10,702
36,048	Freddie Mac REMICS Series 2448 FV(b),(c)	US0001M + 1.000%	1.0730	03/15/32	36,565
122,449	Freddie Mac REMICS Series 2526 FC(b),(c)	US0001M + 0.400%	0.4730	11/15/32	122,775
56,540	Freddie Mac REMICS Series 2581 FD(b),(c)	US0001M + 0.750%	0.8230	12/15/32	56,005
15,744	Freddie Mac REMICS Series 2557 WF(b),(c)	US0001M + 0.400%	0.4730	01/15/33	15,641
35,602	Freddie Mac REMICS Series 2768 PW(c)		4.2500	03/15/34	38,132
12,022	Freddie Mac REMICS Series 2881 AG(c)		4.5000	08/15/34	12,108
274,036	Freddie Mac REMICS Series 2978 JG(c)		5.5000	05/15/35	312,252
384,499	Freddie Mac REMICS Series 3036 NE(c)		5.0000	09/15/35	438,720
267,100	Freddie Mac REMICS Series 3620 AT(b),(c)		3.8230	12/15/36	285,085
276,902	Freddie Mac REMICS Series 3412 AY(c)		5.5000	02/15/38	308,507
80,500	Freddie Mac REMICS Series 3862 GA(c)		4.0000	04/15/41	86,840
174,298	Freddie Mac REMICS Series 3561 W(c)		2.7520	06/15/48	186,996
					123,953,897
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 15.0%(a)
3,370,000	Fannie Mae(d)		2.0000	04/25/50	3,389,352
40,562	Fannie Mae Pool 762519		5.5000	11/01/23	41,983
4,441	Fannie Mae Pool 303212(b)	US0006M + 2.093%	2.3430	02/01/25	4,479
2,040,000	Fannie Mae Pool BL0481		3.5800	01/01/26	2,254,197

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.0% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 15.0%(a) (Continued)
36,742	Fannie Mae Pool 684842(b)	H15T1Y + 2.434%	2.9770	01/01/30	$36,787
64,354	Fannie Mae Pool 583934(b)	H15T1Y + 2.270%	2.6450	05/01/31	64,610
88,946	Fannie Mae Pool 619105(b)	H15T1Y + 2.125%	2.2500	05/01/32	88,660
22,330	Fannie Mae Pool 642012(b)	H15T1Y + 2.265%	2.3900	05/01/32	22,280
123,130	Fannie Mae Pool 699985(b)	H15T1Y + 2.141%	2.2660	04/01/33	123,458
181,427	Fannie Mae Pool 555375		6.0000	04/01/33	215,585
119,723	Fannie Mae Pool 721424(b)	H15T1Y + 2.287%	2.6300	06/01/33	119,594
24,859	Fannie Mae Pool 725052(b)	H15T1Y + 2.163%	2.6630	07/01/33	24,831
18,546	Fannie Mae Pool 732087(b)	H15T1Y + 2.440%	2.8150	08/01/33	18,669
141,451	Fannie Mae Pool 751930(b)	US0012M + 1.750%	2.2500	10/01/33	141,873
72,039	Fannie Mae Pool AL1271(b)	H15T1Y + 2.287%	2.4620	10/01/33	72,625
510,679	Fannie Mae Pool AD0541(b)	H15T1Y + 2.174%	2.4290	11/01/33	541,848
50,126	Fannie Mae Pool 766907(b)	US0012M + 1.800%	2.1750	03/01/34	53,097
43,632	Fannie Mae Pool 783245(b)	12MTA + 1.200%	1.3280	04/01/34	44,351
63,579	Fannie Mae Pool 725392(b)	H15T1Y + 2.207%	2.3440	04/01/34	64,059
125,371	Fannie Mae Pool AL0332(b)	H15T1Y + 2.150%	2.3610	09/01/34	133,251
751,167	Fannie Mae Pool AL1270(b)	H15T1Y + 2.212%	2.4470	10/01/34	798,132
93,327	Fannie Mae Pool 813844(b)	US0006M + 1.526%	1.7760	01/01/35	97,161
222,989	Fannie Mae Pool 805753(b)	H15T1Y + 2.313%	2.4380	01/01/35	238,431
23,366	Fannie Mae Pool 995552(b)	H15T1Y + 2.171%	2.3920	05/01/35	23,650
39,367	Fannie Mae Pool 894530(b)	H15T1Y + 2.480%	2.6050	05/01/35	41,807
19,163	Fannie Mae Pool 823235(b)	US0012M + 2.473%	2.7230	06/01/35	19,418
43,585	Fannie Mae Pool 995269(b)	US0006M + 1.546%	1.7960	07/01/35	45,410
191,756	Fannie Mae Pool 889822(b)	US0012M + 1.579%	2.0980	07/01/35	199,474
94,877	Fannie Mae Pool AL0361(b)	H15T1Y + 2.223%	2.5980	07/01/35	95,825
77,458	Fannie Mae Pool 735667		5.0000	07/01/35	88,537
151,929	Fannie Mae Pool 838948(b)	US0006M + 1.510%	1.7600	08/01/35	158,182
70,973	Fannie Mae Pool 832249(b)	US0012M + 1.479%	2.2710	08/01/35	71,008
87,857	Fannie Mae Pool 838444(b)	H15T1Y + 2.223%	2.4990	08/01/35	88,290
166,715	Fannie Mae Pool 829608(b)	H15T1Y + 2.223%	2.5200	08/01/35	177,979
13,212	Fannie Mae Pool 844532(b)	12MTA + 1.769%	1.8980	11/01/35	13,922
14,252	Fannie Mae Pool 846695(b)	US0006M + 2.670%	2.9200	11/01/35	14,385
256,210	Fannie Mae Pool 813637(b)	H15T1Y + 2.185%	2.3100	01/01/36	266,429
36,488	Fannie Mae Pool 863729(b)	H15T1Y + 2.268%	2.3930	01/01/36	36,595

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.0% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 15.0%(a) (Continued)
127,394	Fannie Mae Pool 846749(b)	US0006M + 2.428%	2.6780	01/01/36	$128,884
28,936	Fannie Mae Pool 880366(b)	US0006M + 1.430%	1.6800	02/01/36	30,059
161,247	Fannie Mae Pool 880373(b)	US0012M + 1.541%	1.9450	02/01/36	170,196
18,132	Fannie Mae Pool 995134(b)	H15T1Y + 2.128%	2.3160	06/01/36	18,776
44,107	Fannie Mae Pool 886376(b)	12MTA + 2.317%	2.4710	08/01/36	47,422
192,221	Fannie Mae Pool 920847(b)	H15T1Y + 2.500%	2.6820	08/01/36	207,420
9,294	Fannie Mae Pool 879683(b)	H15T1Y + 2.145%	2.4650	09/01/36	9,477
18,688	Fannie Mae Pool 995949(b)	12MTA + 2.327%	2.4660	09/01/36	18,978
202,654	Fannie Mae Pool 894110(b)	12MTA - –%	2.3250	10/01/36	206,024
76,085	Fannie Mae Pool 995008(b)	12MTA + 2.261%	2.3900	10/01/36	81,710
173,347	Fannie Mae Pool 900197(b)	US0012M + 2.075%	2.5750	10/01/36	186,197
74,477	Fannie Mae Pool AE0870(b)	US0012M + 1.671%	2.2240	11/01/36	78,774
18,470	Fannie Mae Pool 906281(b)	US0012M + 1.754%	2.1290	01/01/37	18,760
549,104	Fannie Mae Pool 910289(b)	US0012M + 1.783%	2.1580	03/01/37	583,764
723,083	Fannie Mae Pool AL1890(b)	US0012M + 1.888%	2.2570	03/01/37	755,712
128,504	Fannie Mae Pool 888310(b)	US0012M + 1.587%	1.9280	04/01/37	129,675
323,205	Fannie Mae Pool 889819(b)	US0012M + 1.591%	2.0960	04/01/37	340,993
43,598	Fannie Mae Pool 748848(b)	H15T1Y + 2.274%	2.6490	06/01/37	46,696
70,351	Fannie Mae Pool 888628(b)	US0012M + 1.751%	2.2290	07/01/37	70,733
141,611	Fannie Mae Pool AD0959(b)	US0006M + 2.193%	2.4430	07/01/37	149,313
157,333	Fannie Mae Pool AB5688		3.5000	07/01/37	170,001
63,340	Fannie Mae Pool AL0920		5.0000	07/01/37	72,303
6,573	Fannie Mae Pool 899633		5.5000	07/01/37	7,374
220,611	Fannie Mae Pool AL1288(b)	US0012M + 1.595%	2.2740	09/01/37	229,767
145,968	Fannie Mae Pool AE0354(b)	US0012M + 1.733%	2.2980	09/01/37	154,957
25,066	Fannie Mae Pool AL0883(b)	US0012M + 1.073%	1.5650	01/01/38	25,210
157,812	Fannie Mae Pool 964244(b)	US0012M + 1.637%	2.6370	07/01/38	160,188
110,546	Fannie Mae Pool 964760(b)	US0012M + 1.639%	2.5820	08/01/38	111,643
8,610	Fannie Mae Pool 725320(b)	H15T1Y + 2.250%	2.4680	08/01/39	8,719
28,842	Fannie Mae Pool AC8301(b)	US0012M + 1.810%	2.1850	12/01/39	28,981
46,373	Fannie Mae Pool AC2472		5.0000	06/01/40	51,728
2,942,673	Fannie Mae Pool BM1078(b)	H15T1Y + 2.169%	2.3960	12/01/40	3,121,165
29,945	Fannie Mae Pool AL2559(b)	US0012M + 1.802%	2.4210	07/01/41	30,098
489,400	Fannie Mae Pool AJ0875(b)	US0012M + 1.800%	2.3000	10/01/41	518,165

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.0% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 15.0%(a) (Continued)
49,561	Fannie Mae Pool AI4385(b)	US0012M + 1.800%	2.1750	12/01/41	$49,925
622,832	Fannie Mae Pool AO4163		3.5000	06/01/42	669,009
353,429	Fannie Mae Pool AB5519		3.5000	07/01/42	379,632
4,326,020	Fannie Mae Pool AO8169		3.5000	09/01/42	4,674,392
539,192	Fannie Mae Pool AB7016		4.0000	11/01/42	588,331
977,992	Fannie Mae Pool AQ6238		3.5000	12/01/42	1,056,840
559,505	Fannie Mae Pool AQ9715		3.0000	01/01/43	597,790
675,127	Fannie Mae Pool MA1404		3.5000	04/01/43	729,559
278,977	Fannie Mae Pool AB9096		4.0000	04/01/43	307,274
31,785	Fannie Mae Pool 803338(b)	12MTA + 1.200%	1.3280	09/01/44	32,751
474,610	Fannie Mae Pool MA3536		4.0000	12/01/48	506,073
10,097	Fannie Mae REMICS Series 2003-41 JW(c)		5.0000	05/25/23	10,162
92,685	Fannie Mae REMICS Series 2005-100 BQ(c)		5.5000	11/25/25	96,089
7	Fannie Mae REMICS Series 1999-57 FC(b),(c)	US0001M + 0.250%	0.3320	11/17/29	7
252,467	Fannie Mae REMICS Series 2000-45 FD(b),(c)	US0001M + 0.550%	0.6320	12/18/30	252,322
173,169	Fannie Mae REMICS Series 2000-45 FG(b),(c)	US0001M + 0.550%	0.6320	12/18/30	173,069
76,850	Fannie Mae REMICS Series 2002-30 FB(b),(c)	US0001M + 1.000%	1.0910	08/25/31	77,611
49,763	Fannie Mae REMICS Series 2002-16 VF(b),(c)	US0001M + 0.550%	0.6410	04/25/32	49,612
17,600	Fannie Mae REMICS Series 2002-71 AP(c)		5.0000	11/25/32	19,027
152,950	Fannie Mae REMICS Series 2011-39 ZA(c)		6.0000	11/25/32	175,932
102,068	Fannie Mae REMICS Series 2003-134 FC(b),(c)	US0001M + 0.600%	0.6910	12/25/32	103,256
3,706	Fannie Mae REMICS Series 2003-35 FG(b),(c)	US0001M + 0.300%	0.3920	05/25/33	3,669
38,944	Fannie Mae REMICS Series 2005-29 WQ(c)		5.5000	04/25/35	44,849
121,669	Fannie Mae REMICS Series 2009-50 PT(c),(e)		5.9540	05/25/37	141,111
109,929	Fannie Mae REMICS Series 2008-86 LA(c),(e)		3.4710	08/25/38	115,651
254,869	Fannie Mae REMICS Series 2010-135 FD(b),(c)	US0001M + 0.500%	0.5920	06/25/39	253,824
501,782	Fannie Mae REMICS Series 2010-60 HB(c)		5.0000	06/25/40	571,236
3,647,254	Fannie Mae REMICS Series 2010-141 FB(b),(c)	US0001M + 0.470%	0.5610	12/25/40	3,699,431
2,165,002	Fannie Mae REMICS Series 2012-121 AF(b),(c)	US0001M + 0.380%	0.4710	11/25/42	2,180,673
149,799	Fannie Mae REMICS Series 2013-63 YF(b),(c)	US0001M + 1.000%	1.0910	06/25/43	148,947
3,885,249	Fannie Mae REMICS Series 2014-19 FQ(b),(c)	US0001M + 0.350%	0.4420	04/25/44	3,914,053
2,496,586	Fannie Mae REMICS Series 2014-63 FL(b),(c)	US0001M + 0.400%	0.4920	10/25/44	2,513,229
1,932,105	Fannie Mae REMICS Series 2015-4 BF(b),(c)	US0001M + 0.400%	0.4920	02/25/45	1,945,990
2,954,546	Fannie Mae REMICS Series 2020-35 FA(b),(c)	US0001M + 0.500%	0.6100	06/25/50	2,953,732

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.0% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 15.0%(a) (Continued)
380,536	Fannie Mae-Aces Series 2015-M17 FA(b)	US0001M + 0.930%	1.0280	11/25/22	$381,160
2,000,000	Fannie Mae-Aces Series 2017-M3 A2(c),(e)		2.5590	12/25/26	2,138,837
2,970,000	Fannie Mae-Aces Series 2017-M14 A2(e)		2.9640	11/25/27	3,250,849
					52,705,990
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 13.8%
235,693	Ginnie Mae II Pool 891616(b)	H15T1Y + 1.400%	1.4700	06/20/58	241,303
1,092	Ginnie Mae II Pool 751387(e)		4.7420	01/20/61	1,179
13,914	Ginnie Mae II Pool 710065(e)		4.8100	02/20/61	14,817
87,380	Ginnie Mae II Pool 751408(e)		4.8170	06/20/61	90,544
10,779	Ginnie Mae II Pool 710084(e)		4.7000	08/20/61	10,949
55,566	Ginnie Mae II Pool 894704(b)	H15T1Y + 0.865%	0.9360	10/20/61	56,684
340,245	Ginnie Mae II Pool 896982(b)	H15T1Y + 1.140%	1.2100	12/20/61	345,587
25,759	Ginnie Mae II Pool 773431(e)		4.5310	12/20/61	27,854
1,396	Ginnie Mae II Pool 773437(e)		4.4850	02/20/62	1,434
1,535	Ginnie Mae II Pool 757339(e)		4.8620	02/20/62	1,589
8,276	Ginnie Mae II Pool 759745(e)		4.8150	05/20/62	8,999
605,233	Ginnie Mae II Pool 897906(b)	H15T1Y + 0.832%	0.9020	06/20/62	617,033
2,914	Ginnie Mae II Pool 757348(e)		4.8490	06/20/62	3,078
1,368,425	Ginnie Mae II Pool 896363(b)	H15T1Y + 0.715%	0.7840	07/20/62	1,389,382
20,226	Ginnie Mae II Pool 766540(e)		4.5830	07/20/62	20,285
3,724	Ginnie Mae II Pool 766556(e)		4.7550	08/20/62	4,065
333,652	Ginnie Mae II Pool 899072(b)	US0001M + 2.020%	2.1290	10/20/62	349,755
12,839	Ginnie Mae II Pool 777432(e)		4.5990	10/20/62	13,182
13,675	Ginnie Mae II Pool 765229(e)		4.5530	11/20/62	13,871
2,800	Ginnie Mae II Pool 766542(e)		4.5900	11/20/62	2,786
103,187	Ginnie Mae II Pool 777440(e)		4.5060	12/20/62	111,121
1,322,676	Ginnie Mae II Pool 899633(b)	US0001M + 2.046%	2.1590	01/20/63	1,388,434
611,909	Ginnie Mae II Pool 898433(b)	US0001M + 2.165%	2.2750	01/20/63	641,370
866,996	Ginnie Mae II Pool 899650(b)	US0001M + 1.890%	1.9970	02/20/63	906,693
101,983	Ginnie Mae II Pool 898416(b)	US0001M + 1.933%	2.0450	02/20/63	106,791
1,291,998	Ginnie Mae II Pool 899765(b)	US0001M + 1.995%	2.1190	02/20/63	1,356,190
525,071	Ginnie Mae II Pool 898436(b)	US0001M + 2.200%	2.2940	02/20/63	547,606
490,442	Ginnie Mae II Pool 899651(b)	US0001M + 2.341%	2.4560	02/20/63	517,089
138,376	Ginnie Mae II Pool 777428(e)		4.2850	02/20/63	139,769

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.0% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 13.8% (Continued)
32,527	Ginnie Mae II Pool AF5211(b)	H15T1Y + 1.390%	1.4600	11/20/63	$33,154
57,042	Ginnie Mae II Pool AE9606(b)	H15T1Y + 1.140%	1.2100	08/20/64	58,334
63,996	Ginnie Mae II Pool AK0197(b)	H15T1Y + 0.702%	0.7800	09/20/64	65,085
32,956	Ginnie Mae II Pool AG8190(b)	H15T1Y + 1.136%	1.2060	09/20/64	33,599
54,701	Ginnie Mae II Pool AG8209(b)	H15T1Y + 0.884%	0.9580	10/20/64	55,814
46,270	Ginnie Mae II Pool AG8275(b)	H15T1Y + 1.136%	1.2070	03/20/65	47,227
1,095,426	Government National Mortgage Association Series 2011-129 FB(b),(c)	US0001M + 0.250%	0.3250	06/16/26	1,093,292
12,555	Government National Mortgage Association Series 2012-124 HT(c),(e)		6.5000	07/20/32	12,305
56,135	Government National Mortgage Association Series 2003-72 Z(c),(e)		5.2960	11/16/45	61,353
67,711	Government National Mortgage Association Series 2010-H03 FA(b),(c)	US0001M + 0.550%	0.6400	03/20/60	68,112
191,072	Government National Mortgage Association Series 2011-H01 AF(b),(c)	US0001M + 0.450%	0.5570	11/20/60	191,938
303,951	Government National Mortgage Association Series 2010-H28 FE(b),(c)	US0001M + 0.400%	0.5070	12/20/60	304,972
242,121	Government National Mortgage Association Series 2011-H03 FA(b),(c)	US0001M + 0.500%	0.6070	01/20/61	243,466
415,915	Government National Mortgage Association Series 2011-H06 FA(b),(c)	US0001M + 0.450%	0.5570	02/20/61	417,798
600,927	Government National Mortgage Association Series 2011-H07 FA(b),(c)	US0001M + 0.500%	0.6070	02/20/61	603,261
56,174	Government National Mortgage Association Series 2011-H08 FA(b),(c)	US0001M + 0.600%	0.7070	02/20/61	56,545
229,311	Government National Mortgage Association Series 2011-H08 FG(b),(c)	US0001M + 0.480%	0.5870	03/20/61	230,495
257,928	Government National Mortgage Association Series 2011-H09 AF(b),(c)	US0001M + 0.500%	0.6070	03/20/61	259,229
104,944	Government National Mortgage Association Series 2011-H11 FA(b),(c)	US0001M + 0.500%	0.6070	03/20/61	105,544
15,264	Government National Mortgage Association Series 2015-H05 FA(b),(c)	US0001M + 0.300%	0.4070	04/20/61	15,193
24,936	Government National Mortgage Association Series 2012-H21 CF(b),(c)	US0001M + 0.700%	0.8070	05/20/61	24,962
96,284	Government National Mortgage Association Series 2011-H15 FA(b),(c)	US0001M + 0.450%	0.5570	06/20/61	96,711
4,184	Government National Mortgage Association Series 2011-H23 HA(c)		3.0000	12/20/61	4,392
351,202	Government National Mortgage Association Series 2012-H11 FA(b),(c)	US0001M + 0.700%	0.8070	02/20/62	354,249
515,220	Government National Mortgage Association Series 2012-H20 PT(b),(c)		0.9080	07/20/62	514,623
55,232	Government National Mortgage Association Series 2012-H29 HF(b),(c)	US0001M + 0.500%	0.6070	10/20/62	55,020
20,398	Government National Mortgage Association Series 2013-H02 GF(b),(c)	US0001M + 0.500%	0.6070	12/20/62	20,308
1,192,666	Government National Mortgage Association Series 2013-H22 FT(b),(c)	H15T1Y + 0.650%	0.7000	04/20/63	1,188,595
23,378	Government National Mortgage Association Series 2015-H13 FL(b),(c)	US0001M + 0.280%	0.3870	05/20/63	23,263
11,084	Government National Mortgage Association Series 2016-H19 FJ(b),(c)	US0001M + 0.400%	0.5070	09/20/63	10,974
986,079	Government National Mortgage Association Series 2013-H25 SA(b),(c)	US0001M + 0.750%	0.8570	10/20/63	1,001,495
4,441,110	Government National Mortgage Association Series 2014-H12 HZ(c),(e)		4.5980	06/20/64	4,744,686
696,949	Government National Mortgage Association Series 2014-H14 GF(b),(c)	US0001M + 0.470%	0.5770	07/20/64	699,945
471,247	Government National Mortgage Association Series 2014-H16 FL(b),(c)	US0001M + 0.470%	0.5800	07/20/64	470,833

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.0% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 13.8% (Continued)
1,100,447	Government National Mortgage Association Series 2014-H15 FA(b),(c)	US0001M + 0.500%	0.5890	07/20/64	$1,109,647
795,085	Government National Mortgage Association Series 2014-H14 FA(b),(c)	US0001M + 0.500%	0.6070	07/20/64	801,006
32,328	Government National Mortgage Association Series 2018-H02 FJ(b),(c)	US0001M + 0.200%	0.3070	10/20/64	32,317
223,446	Government National Mortgage Association Series 2015-H04 FL(b),(c)	US0001M + 0.470%	0.5770	02/20/65	224,854
3,201	Government National Mortgage Association Series 2015-H09 HA(c)		1.7500	03/20/65	3,213
3,603	Government National Mortgage Association Series 2015-H11 FA(b),(c)	US0001M + 0.250%	0.3570	04/20/65	3,565
79,280	Government National Mortgage Association Series 2015-H12 FL(b),(c)	US0001M + 0.230%	0.3370	05/20/65	79,244
37,349	Government National Mortgage Association Series 2015-H19 FH(b),(c)	US0001M + 0.300%	0.4070	07/20/65	37,175
1,128,660	Government National Mortgage Association Series 2015-H27 FA(b),(c)	US0001M + 0.750%	0.8570	09/20/65	1,146,645
665,919	Government National Mortgage Association Series 2016-H02 FH(b),(c)	US0001M + 1.000%	1.1070	01/20/66	678,417
16,329	Government National Mortgage Association Series 2016-H10 FJ(b),(c)	US0001M + 0.600%	0.7070	04/20/66	16,170
4,827,783	Government National Mortgage Association Series 2017-H05 FC(b),(c)	US0001M + 0.750%	0.8570	02/20/67	4,890,826
271,512	Government National Mortgage Association Series 2018-H04 FG(b),(c)	US0001M + 0.280%	0.3870	02/20/68	271,723
1,251,999	Government National Mortgage Association Series 2018-H11 FJ(b),(c)	US0012M + 0.080%	0.7180	06/20/68	1,240,444
2,996,545	Government National Mortgage Association Series 2018-H16 FA(b),(c)	US0001M + 0.420%	0.5270	09/20/68	3,019,442
4,288,003	Government National Mortgage Association Series 2020-H04 FP(b),(c)	US0001M + 0.500%	0.6070	06/20/69	4,329,505
200,430	Government National Mortgage Association Series 2019-H13 FT(b),(c)	H15T1Y + 0.450%	0.5000	08/20/69	200,346
5,775,224	Government National Mortgage Association Series 2020-H02 FG(b),(c)	US0001M + 0.600%	0.7070	01/20/70	5,855,533
2,473,817	Government National Mortgage Association Series 2020-H07 FL(b),(c)	US0001M + 0.650%	0.7430	04/20/70	2,503,934
					48,540,217
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $221,967,322)				225,200,104

	U.S. TREASURY NOTES — 27.4%
14,535,000	United States Treasury Note		0.1250	02/28/23	14,518,535
10,370,000	United States Treasury Note		0.1250	06/30/23	10,344,480
5,000,000	United States Treasury Note		1.3750	06/30/23	5,113,086
17,485,000	United States Treasury Note		1.2500	07/31/23	17,845,628
2,350,000	United States Treasury Note		0.3750	04/15/24	2,347,246
14,245,000	United States Treasury Note		0.3750	01/31/26	13,967,334
5,625,000	United States Treasury Note		0.5000	02/28/26	5,543,042
805,000	United States Treasury Note		0.7500	04/30/26	801,415

See accompanying notes to financial statements.

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. TREASURY NOTES — 27.4% (Continued)
4,875,000	United States Treasury Note	0.8750	06/30/26	$4,875,190
21,640,000	United States Treasury Note	1.1250	02/15/31	21,031,375
	TOTAL U.S. TREASURY NOTES (Cost $96,281,266)			96,387,331

	SHORT-TERM INVESTMENTS — 8.1%
	U.S. TREASURY BILLS — 8.1%
8,770,000	United States Treasury Bill	—	07/06/21	8,769,956
5,770,000	United States Treasury Bill	—	07/13/21	5,769,923
3,875,000	United States Treasury Bill	—	08/05/21	3,874,853
10,000,000	United States Treasury Bill	—	09/23/21	9,999,009
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $28,414,357)			28,413,741

	TOTAL INVESTMENTS - 99.5% (Cost $346,662,945)			$350,001,176
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%			1,788,149
	NET ASSETS - 100.0%			$351,789,325

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

MSOFR1MC	SOFR 1M Historical Calendar Day Compounded

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

US0006M	ICE LIBOR USD 6 Month

US0012M	ICE LIBOR USD 12 Month

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The FNMA and the FHLMC currently operate under a federal conservatorship.

(b)	Variable rate security; the rate shown represents the rate on June 30, 2021.

(c)	Collateralized mortgage obligation (CMO).

(d)	To be announced security.

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investment securities:
At cost	$346,662,945
At value	$350,001,176
Cash	4,059,354
Receivable for securities sold	18,726,952
Interest receivable	404,535
Prepaid expenses and other assets	654
TOTAL ASSETS	373,192,671

LIABILITIES
Payable for investments purchased	20,936,274
Distributions payable	20,318
Investment advisory fees payable	231,649
Payable to related parties	124,353
Distribution (12b-1) fees payable	57,678
Trustee fees payable	5,303
Accrued expenses and other liabilities	27,771
TOTAL LIABILITIES	21,403,346
NET ASSETS	$351,789,325

Net Assets Consist Of:
Paid in capital	367,593,990
Accumulated deficit	(15,804,665)
NET ASSETS	$351,789,325

Net Asset Value Per Share:
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	35,973,026
Net asset value (Net Assets divided by Shares Outstanding), offering price and redemption price per share (a)	$9.78

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 0.25%.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest	$1,355,797
TOTAL INVESTMENT INCOME	1,355,797

EXPENSES
Investment advisory fees	829,892
Distribution (12b-1) fees	184,421
Administrative services fees	134,757
Accounting services fees	33,418
Custodian fees	22,095
Compliance officer fees	17,714
Transfer agent fees	17,665
Legal fees	9,349
Audit fees	9,348
Trustees’ fees and expenses	8,782
Insurance expense	4,749
Printing and postage expenses	2,402
Registration fees	568
Other expenses	3,275
TOTAL EXPENSES	1,278,435
Less: Fees waived by the Advisor	(101,714)
NET EXPENSES	1,176,721

NET INVESTMENT INCOME	179,076

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from investment transactions	(386,980)
Net change in unrealized depreciation on investments	(627,201)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,014,181)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(835,105)

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020

FROM OPERATIONS
Net investment income	$179,076	$793,614
Net realized gain/(loss) from investment transactions	(386,980)	810,912
Net change in unrealized appreciation/(depreciation) on investments	(627,201)	3,278,102
Net increase/(decrease) in net assets resulting from operations	(835,105)	4,882,628

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(532,288)	(1,820,765)
Net decrease in net assets from distributions to shareholders	(532,288)	(1,820,765)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	106,333,365	451,679,313
Net asset value of shares issued in reinvestment of distributions to shareholders	378,914	1,134,128
Payments for shares redeemed	(150,736,304)	(219,834,564)
Net increase/(decrease) in net assets from shares of beneficial interest	(44,024,025)	232,978,877

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(45,391,418)	236,040,740

NET ASSETS
Beginning of period	397,180,743	161,140,003
End of period	$351,789,325	$397,180,743

SHARE ACTIVITY
Shares sold	10,853,015	46,128,943
Shares reinvested	38,724	115,997
Shares redeemed	(15,378,489)	(22,431,922)
Net increase/(decrease) in shares of beneficial interest outstanding	(4,486,750)	23,813,018

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2021		December 31,		December 31,	December 31,	December 31,		December 31,
	(Unaudited)		2020		2019	2018	2017		2016

Net Asset Value, Beginning of Period	$9.82		$9.68		$9.57	$9.71	$9.78		$9.85
Income (loss) from investment operations:
Net investment income (1)	0.00	(5)	0.03		0.13	0.13	0.11		0.10
Net realized and unrealized gain (loss) on investments	(0.03)		0.19		0.23	(0.03)	0.02		0.01
Total from investment operations	(0.03)		0.22		0.36	0.10	0.13		0.11
Less distributions from:
Net investment income	(0.01)		(0.08)		(0.25)	(0.24)	(0.20)		(0.18)
Total from distributions	(0.01)		(0.08)		(0.25)	(0.24)	(0.20)		(0.18)
Net Asset Value, End of Period	$9.78		$9.82		$9.68	$9.57	$9.71		$9.78
Total return (2)	(0.26	)% (6)	2.24%		3.78%	1.04%	1.31%		1.06%
Net assets, end of period (000s)	$351,789		$397,181		$161,140	$179,793	$270,353		$326,889
Ratio of gross expenses to average net assets	0.69	% (7)	0.69%		0.72%	0.70%	0.69%		0.67%
Ratio of net expenses to average net assets	0.65	% (4,7)	0.64	% (4)	0.65%	0.65%	0.65%		0.65%
Ratio of net investment income to average net assets	0.10	% (7)	0.26%		1.32%	1.33%	1.09%		1.02%
Portfolio Turnover Rate	207	% (6)	433%		431%	197%	133	% (3)	108	% (3)

(1)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends, and capital gain distributions, if any, and exclude the effect of applicable sales loads. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(3)	The portfolio turnover rate excludes dollar roll transactions for the years ended December 31, 2017 and December 31, 2016. If these were included in the calculation the turnover percentage would be 160% and 134%. The fund had no dollar rolls for years ended December 31, 2018, December 31, 2019 or December 31, 2020, or for the six months ended June 30, 2021.

(4)	During the period ended June 30, 2021 and the year ended December 31, 2020, the Advisor voluntarily waived a portion of the advisory fee. Without this waiver, the net expense ratio would have been 0.65%.

(5)	Represents less than $0.01.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.	ORGANIZATION

The TransWestern Institutional Short Duration Government Bond Fund (the “Fund”) is a separate diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”). The Trust is organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide income consistent with liquidity, and limited credit and interest rate risk. The Fund commenced operations on January 3, 2011 and is offered at net asset value (“NAV”) without a sales charge.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities -shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021 (Unaudited)

markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other assets held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances) . If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021, for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$—	$225,200,104	$—	$225,200,104
U.S. Treasury Notes	—	96,387,331	—	96,387,331
Short-Term Investments	—	28,413,741	—	28,413,741
Total	$—	$350,001,176	$—	$350,001,176

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for industry classification.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021 (Unaudited)

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986 as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2017 to December 31, 2019 or expected to be taken in the Fund’s December 31, 2020 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal and Ohio (Nebraska in prior years), and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

When-Issued and Delayed-Delivery Transactions – The Fund may engage in when -issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Fund accounts for mortgage dollar rolls as purchases and sales transactions. For the six months ended June 30, 2021, the Fund did not hold any dollar roll transactions.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021 (Unaudited)

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2021, the cost of purchases and proceeds from sales of U.S. government securities, other than short-term investments, amounted to $690,308,261 and $613,853,664, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

TransWestern Capital Advisors, LLC serves as the Fund’s investment advisor (the “Advisor”) and Loomis, Sayles & Company, L.P. serves as the Fund’s sub-advisor (the “Sub-Advisor”). Pursuant to an advisory agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets. Subject to the authority of the Board and oversight by the Advisor, the Sub-Advisor is responsible for day-to-day execution of the Fund’s strategy and management of the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions. The Sub-Advisor is paid by the Advisor, not the Fund. During the six months ended June 30, 2021, the Fund incurred $829,892 in advisory fees.

Pursuant to an expense limitation agreement between the Advisor and the Trust, on behalf of the Fund, (the “Expense Limitation Agreement”), the Advisor has contractually agreed, at least until April 30, 2022, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses) borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 0.65% per annum of the Fund’s average daily net assets. During the six months ended June 30, 2021, the Advisor waived fees of $80,513.

If the Advisor waives any fee or reimburses any expense pursuant to the expense limitation agreement, and the Fund’s operating expenses are subsequently less than 0.65% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 0.65% of average daily net assets. If the Fund’s operating expenses subsequently exceed 0.65% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). As of December 31, 2020, fee waivers subject to recapture by the Advisor were as follows:

Year of Expiration
December 31, 2021	$144,658
December 31, 2022	$118,507
December 31, 2023	$133,788

Effective September 30, 2020, the Advisor will voluntarily waive a portion of the advisory fee to support an annualized yield of 0.25%. The Advisor can amend or terminate this voluntary waiver at any time. For the six months ended June 30, 2021, the Advisor voluntarily waived $21,201 of advisory fees. The voluntary waiver is not subject to recapture by the Advisor.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “12b-1 Plan” or “Plan”). Pursuant to the Plan, the Fund pays the Advisor an annual fee for distribution and shareholder servicing expenses of up to 0.10% of the Fund’s average daily net assets. During the six months ended June 30, 2021, pursuant to the Plan, the Advisor received $184,421 of fees.

Pursuant to a separate servicing agreement with Gemini Fund Services LLC (“GFS”), the Fund pays GFS fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

5.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 0.25% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended June 30, 2021, the Fund did not assess any redemption fees.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATON – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes (including securities sold short), and its respective gross unrealized appreciation and depreciation at June 30, 2021, were as follows:

			Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$346,663,969	$3,739,611	$(402,404)	$3,337,207

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid during the years ended December 31, 2020 and December 31, 2019 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2020	December 31, 2019
Ordinary Income	$1,820,765	$4,114,832
	$1,820,765	$4,114,832

As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed		Capital Loss	Other		Total
Ordinary	Long-Term	Post	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	October Loss	Forwards	Differences	Appreciation	Deficit
$—	$—	$(102,232)	$(18,268,529)	$(30,919)	$3,964,408	$(14,437,272)

The difference between book basis and tax basis undistributed net investment income/(loss and other book/tax adjustments) is primarily attributable to the adjustments for accrued dividends payable.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $102,232.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2021 (Unaudited)

At December 31, 2020, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$2,262,722	$16,005,807	$18,268,529

Permanent book and tax differences, primarily attributable to book tax treatment of distributions, resulted in reclassification as of December 31, 2020 as follows:

Paid In	Accumulated
Capital	Earnings (Deficit)
$(81,190)	$81,190

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2021, Alpine Bank held 35.62% of the voting securities of the Fund.

9.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

TransWestern Institutional Short Duration Government Bond Fund
EXPENSE EXAMPLES
June 30, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period *
Actual	Ratio	1/1/21	6/30/21	1/1/21 – 6/30/21
TransWestern	0.65%	$1,000.00	$997.40	$3.22

	Annualized	Beginning	Ending	Expenses Paid
Hypothetical	Expense	Account Value	Account Value	During Period *
(5% return before expenses)	Ratio	1/1/21	6/30/21	1/1/21 – 6/30/21
TransWestern	0.65%	$1,000.00	$1,021.57	$3.26

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

TransWestern Institutional Short Duration Government Bond Fund
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
June 30, 2021

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended June 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-881-2380 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
TransWestern Capital Advisors, LLC
155 S. Madison St., Suite 237
Denver, CO 80209

SUB-ADVISOR
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022

TransWestern-SAR-21

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 9/03/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 9/03/2021

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 9/03/2021